Label	Element	Value
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard US Equity Concentrated Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets		[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,313
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets		[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 997
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.21%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,224

[1]	Restated to reflect current management fees.
[2]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2025, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.